Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Consolidation
The Financial Statements of Washington Gas has been prepared in conformity with GAAP and under the rules of the Securities and Exchange Commission (SEC).
The Merger with AltaGas was recorded using the acquisition method of accounting. Under SEC regulations, Washington Gas elected to not apply push down accounting to its stand-alone financial statements. The acquisition adjustments were recorded by AltaGas.

General Business Combinations	The Merger with AltaGas was recorded using the acquisition method of accounting. Under SEC regulations, Washington Gas elected to not apply push down accounting to its stand-alone financial statements. The acquisition adjustments were recorded by AltaGas.
Use of Estimates	In accordance with GAAP, we make certain estimates and assumptions regarding: (i) reported assets and liabilities; (ii) disclosed contingent assets and liabilities at the date of the financial statements and (iii) reported revenues, revenues subject to refund, and expenses during the reporting period. Actual results could differ from those estimates.
Property, Plant and Equipment	Property, plant and equipment are stated at original cost, including labor, materials, taxes and overhead costs incurred during the construction period. The cost of utility plant of Washington Gas includes an allowance for funds used during construction (AFUDC) that is calculated under a formula prescribed by our regulators in Maryland and the District of Columbia. Depreciation applicable to its utility gas plant in service primarily uses a straight-line method over the estimated remaining life of the plant.Washington Gas periodically reviews the adequacy of its depreciation rates by considering estimated remaining lives and other factors.
Impairment of Long-Lived Assets	Management regularly reviews property and equipment and other long-lived assets for possible impairment whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. For our properties and equipment, the indicators of potential impairment may include a deteriorating business or legal climate, a significant adverse change in asset condition, specific regulatory disallowance, advances in technology or plans to dispose of an asset significantly before the end of its useful life, among others. Management performs a recoverability test whenever the indicators show a possible impairment. The amount used to test recoverability is determined based on an estimate of undiscounted cash flows, and measurement of an impairment loss is determined based on the fair value of the asset, using assumptions about future cash inflows and outflows over the life of an asset.
Cash and Cash Equivalents	We consider all investments with original maturities of three months or less to be cash equivalents
Restricted Cash and Cash Equivalents	Restricted cash and cash equivalents represent funds that are restricted to satisfy designated liabilities. Restricted cash and cash equivalents available to satisfy designated current liabilities are classified as current assets. Restricted cash and cash equivalents expected to satisfy non-current liabilities are classified as non-current assets. Pursuant to the Merger Agreement with AltaGas, we funded rabbi trusts of retirement benefits for executives and select management employees and deferred compensation benefits for outside directors in the fiscal year ended September 30, 2018. At December 31, 2019 and 2018, the rabbi trust funds are invested in money market funds which are considered as cash equivalents. The rabbi trust funds that are used for the settlement of benefit plans in long-term liabilities are classified in “Deferred charges and other assets-other”. The rabbi trust funds to settle benefit plans in current liabilities are classified in “Current Assets-Other” on Washington Gas’ balance sheet.
Allowance for Doubtful Accounts	The allowance for doubtful accounts reflects Washington Gas' estimate of losses inherent in its account receivable balances. Washington Gas estimates its bad debt expense based on current sales and establishes the allowance. Periodically, Washington Gas evaluates the reasonableness of the allowance utilizing a variety of factors including the length of time receivables are past due, the financial health of its customers, unusual macroeconomic conditions, and historical payment and collection experience. If the financial condition of its customers deteriorates or other circumstances occur that impact the customers’ ability or desire to make payments, Washington Gas considers these factors in its evaluation of the adequacy of the allowance. Accounts are written off to the allowance when collection efforts are complete and future recovery is unlikely.
Leases, Lessee
Lessee. We determine if an arrangement is a lease and the lease classification at inception. For the operating leases in which we are the lessee, a right-of-use (ROU) asset and a lease liability is recognized at the commencement date based on the present value of lease payments over the lease term. We use the rate implicit in the lease to determine the present value of the lease payments when the rate is readily determinable or we use our incremental borrowing rate. Our ROU assets are adjusted for lease incentives, any lease payments made in advance, and initial direct costs incurred. Lease expenses are recognized on a straight-line basis over the lease term. The estimated lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. For our lessee building and certain equipment leases, we do not separate the lease and non-lease components. Variable lease payments are recognized as lease expense when the related facts and circumstances occur, and are dependent on various external factors, including real estate taxes, common area maintenance and usage charges.
For our multiple office location leases classified as operating leases, the lease term begins on the date when construction of the leasehold improvements can start and the lessor has allowed us to occupy the respective locations. Leasehold improvement costs are classified as “Property, Plant, and Equipment” on the balance sheet, and are being amortized to “Depreciation and amortization” expense on a straight-line basis over the non-cancelable period of the leases.

Leases, Lessor	Lessor. We determine if an arrangement is a lease and the lease classification at inception. Lease payments under operating leases are recognized on a straight-line basis over the lease term. For our building leases, we do not separate the lease and non-lease components.
Revenue and Cost of Gas Recognition	Revenues. Washington Gas generally recognizes revenue from contracts with customers when natural gas is delivered. Washington Gas reads meters and bills customers on a 19-day monthly cycle basis. The billing cycles for customers do not coincide with the accounting periods used for financial reporting purposes; therefore, Washington Gas accrues unbilled revenues for gas delivered, but not yet billed, at the end of each accounting period. Refer to Note 2 — Revenue from Contracts with Customers for further discussion of the Utility’s revenue from contracts with customers.
Revenue Recognition for Alternative Revenue Programs, Policy	Alternative Revenue Programs. Certain ratemaking mechanisms of Washington Gas qualify as alternative revenue programs in accordance with ASC Topic 980, Regulated Operations, if (i) the program is established by an order from a regulatory commission and allows for automatic adjustment of future rates, (ii) additional program revenues (above those amounts currently reflected in base rates) are objectively determinable and probable of recovery, and (iii) the collection of the additional revenues is allowed within 24 months of the end of the period in which they were recognized. The Company has determined that its RNA, WNA and CRA billing adjustment mechanisms and APRPs are alternative revenue programs. Alternative revenue program revenues represent the initial recognition of revenue related to these programs. When amounts are billed and collected from customers through rates, the amounts are recorded as a recovery of the associated regulatory asset or liability.
Cost of Gas/Revenue Taxes	Cost of Gas. Washington Gas’ jurisdictional tariffs contain mechanisms that provide for the recovery of the cost of gas incurred on behalf of firm customers, including related pipeline transportation and storage capacity charges. Under these mechanisms, Washington Gas periodically adjusts its firm customers’ rates to reflect increases and decreases in these costs. Under or over-collections of gas costs in the current cycle are charged or credited to deferred charges or credits on the balance sheet as non-current regulatory assets or liabilities. Amounts deferred at the end of the cycle, August 31 of each year, are fully reconciled and transferred to current assets or liabilities under the balance sheet captions “Gas costs and other regulatory assets” and “Gas costs and other regulatory liabilities.” These balances are recovered or refunded to customers over the subsequent 12 month period.Revenue Taxes. Revenue taxes such as gross receipts taxes, regulatory fees, franchise fees and energy taxes are reported gross in operating revenues.
Transportation Gas Imbalance	Interruptible shippers and third-party marketer shippers transport gas to Washington Gas’ distribution system as part of the unbundled services offered. The delivered volumes of gas from third-party shippers into Washington Gas’ distribution system rarely equal the volumes billed to third-party marketer customers, resulting in transportation gas imbalances. These imbalances are usually short-term in duration, and Washington Gas monitors the activity and regularly notifies the shippers when their accounts have an imbalance. In accordance with regulatory treatment, Washington Gas does not record a receivable from or liability to third-party marketers associated with gas volumes related to these transportation imbalances but, rather, reflects the financial impact as a regulatory asset or liability related to its gas cost adjustment mechanism, thereby eliminating any profit or loss that would occur because of the imbalance. The regulatory treatment combines the imbalance for all marketers, including our affiliate WGL Energy Services, into a single “net” adjustment to the regulatory asset or liability.
Asset Optimization Program	Washington Gas optimizes the value of its long-term natural gas transportation and storage capacity resources by entering into physical and financial transactions in the form of forwards, futures and option contracts for periods when these resources are not being used to physically serve utility customers. Refer to “Derivative Activities” below for further discussion of the accounting for derivative transactions entered into under this program. Regulatory sharing mechanisms in all three jurisdictions outline how the profits from these transactions should be shared with Washington Gas’ customers.All unrealized fair value gains and losses, and margins generated from the physical and financial settlement of these asset optimization contracts are recorded in "Utility cost of gas" on the income statement or, in the case of amounts to be shared with rate payers, regulatory assets/liabilities on the balance sheet.
Storage Gas
Prior to September 30, 2017, Washington Gas accounted for storage gas inventories using the first-in, first-out method under which the oldest inventory items were recorded as being sold first. Starting in October 1, 2017, Washington Gas implemented a voluntary change in the application of an accounting principle with respect to accounting for natural gas, propane, and odorant inventories. Washington Gas now applies the average cost methodology under which the cost of units carried in inventory is based on the weighted average cost per unit of inventory. Washington Gas implemented the change in accounting principle on a prospective basis in accordance with ASC Topic 980.
On October 1, 2017, Washington Gas adopted ASU 2015-11, Inventory (Topic 330) - Simplifying the Measurement of Inventory. As a result of the new standard, beginning October 1, 2017, our inventory balances are stated at the lower of cost or net realizable value. Prior to October 1, 2017, our inventory balances were stated at the lower of cost or market. Interim period inventory losses attributable to lower of cost or net realizable value adjustments may be reversed if the net realizable value of the inventory is recovered by the end of the same year. In general, commodity costs and variable transportation costs are capitalized as gas in underground storage. Fixed costs, primarily pipeline demand charges and storage charges, are expensed as incurred through the cost of gas.

Derivatives Activities
Washington Gas enters into both physical and financial derivative contracts for the purchase and sale of natural gas that are subject to mark-to-market accounting. Changes in the fair value of derivative instruments which are recoverable or refundable to customers when they settle are subject to ASC Topic 980 and are recorded as regulatory assets or liabilities while changes in the fair value of derivative instruments not affected by rate regulation are reflected in earnings.
As part of its asset optimization program, Washington Gas enters into derivative contracts related to the sale and purchase of natural gas at a future price with the primary objective of securing operating margins that Washington Gas expects to ultimately realize. The fair value changes of derivatives used under this program may cause significant period-to-period volatility in earnings for the portion of net profits retained for shareholders; however, this earnings volatility will not change the realized margins that Washington Gas expects to earn. In accordance with ASC Topic 815, all financially and physically settled contracts under our asset optimization program are reported on a net basis in the statements of operations in “Utility cost of gas”.
Washington Gas historically utilized derivative instruments that are designed to minimize the risk of interest-rate volatility associated with planned issuances of long-term debt. Gains or losses associated with these derivative transactions are deferred as regulatory assets or liabilities and amortized to interest expense in accordance with regulatory accounting requirements.
Washington Gas enters into contracts that qualify as derivative instruments and are accounted for under ASC Topic 815. These derivative instruments are recorded at fair value on our balance sheets and Washington Gas does not currently designate any derivatives as hedges under ASC Topic 815. Washington Gas’ derivative instruments relate to: (i) Washington Gas’ asset optimization program; (ii) managing price risk associated with the purchase of gas to serve utility customers and (iii) managing interest rate risk.
Asset Optimization. Washington Gas optimizes the value of its long-term natural gas transportation and storage capacity resources during periods when these resources are not being used to physically serve utility customers. Specifically, Washington Gas utilizes its transportation capacity assets to benefit from favorable natural gas prices between different geographic locations and utilizes its storage capacity assets to benefit from favorable natural gas prices between different time periods. As part of this asset optimization program, Washington Gas enters into physical and financial derivative transactions in the form of forward, futures and option contracts with the primary objective of securing operating margins that Washington Gas will ultimately realize. The derivative transactions entered into under this program are subject to mark-to-market accounting treatment under ASC Topic 820.
Regulatory sharing mechanisms provide for the annual realized profit from these transactions to be shared between Washington Gas’ shareholders and customers; therefore, changes in fair value are recorded through earnings, or as regulatory assets or liabilities to the extent that it is probable that realized gains and losses associated with these derivative transactions will be included in the rates charged to customers when they are realized. Unrealized gains and losses recorded to earnings may cause significant period-to-period volatility; this volatility does not change the operating margins that Washington Gas expects to ultimately realize from these transactions through the use of its storage and transportation capacity resources.
Washington Gas has a collaborative arrangement with a third party to facilitate the asset optimization program. The collaborative arrangement allocates a tiered percentage of profits or losses to the third party as compensation for its participation. The costs recorded by Washington Gas related to the collaborative arrangement totaled $6.0 million, $2.1 million, $9.5 million and $13.0 million for the calendar year ended December 31, 2019, three months ended December 31, 2018, and fiscal years ended September 30, 2018 and 2017, respectively. These amounts were recorded in “Utility cost of gas” on Washington Gas’ statements of operations. Either party may terminate the collaborative arrangement through the delivery of a termination notice. In such an event, Washington Gas may make a payment upon termination.
All physically and financially settled contracts under our asset optimization program are reported on a net basis in the statements of operations in “Utility cost of gas”.
Income Taxes	We recognize deferred income tax assets and liabilities for all temporary differences between the financial statement basis and the tax basis of assets and liabilities computed on a separate company basis. Our deferred income taxes include those that are currently excluded for ratemaking purposes of Washington Gas. Regulatory assets or liabilities, corresponding to such additional deferred income tax assets or liabilities, may be recorded to the extent recoverable from or payable to customers through the ratemaking process in future periods. Refer to Note 4 — Regulated Operations for Washington Gas’ regulatory assets and liabilities associated with income taxes due from and due to customers. Amounts applicable to income taxes due from and due to customers primarily represent differences between the financial statement basis and tax basis of net utility plant in service. Effective with the Merger and beginning July 7, 2018, our tax year end changed to December 31 and Washington Gas was included with AltaGas’ wholly owned US subsidiaries’ consolidated income tax return with AltaGas Services (U.S.), (ASUS) being the parent company of the consolidated group. Accordingly, Washington Gas filed a final return as part of the WGL's consolidated income tax return for the short tax year from October 1, 2017 to July 6, 2018. WGL and its wholly owned subsidiaries were included in the AltaGas' consolidated income tax returns beginning with the period from July 7, 2018 to December 31, 2018. We have established a new tax sharing policy with ASUS that allocates consolidated tax liabilities and benefits using a ratio determined by the separate taxable income for each member applied to the consolidated return tax liability of the group. Income taxes recorded for the period October 1, 2017 through July 6, 2018 were based on amounts we incurred as standalone corporations. State income tax returns are filed on a separate company basis in most states and on a unitary basis as required, where we or the consolidated ASUS group have operations and/or a requirement to file.
Stock-Based Compensation	We account for stock-based compensation expense in accordance with ASC Topic 718, Compensation-Stock Compensation, or ASC Topic 710, Compensation - General for certain awards that do not meet the definition of a stock-based award under ASC 718. All outstanding awards at December 31, 2019 and 2018 are liability-classified share-based awards.We recognize stock-based compensation expense based on their fair value at the end of each reporting period. Compensation expense for awards subject to ASC 710 is recognized based on the probable outcome of the award at the end of each reporting period. For all awards, we estimate forfeitures over the requisite service period when recognizing compensation expense; these estimates are periodically adjusted to the extent to which actual forfeitures differ from such estimates.
Asset Retirement Obligations	Washington Gas accounts for its AROs in accordance with ASC Subtopic 410-20, Asset Retirement and Environmental Obligations—Asset Retirement Obligations. Our AROs include the costs to cut, purge and cap Washington Gas' distribution and transmission system. These standards require recording the estimated retirement cost over the life of the related asset by depreciating the present value of the retirement obligation, measured at the time of the asset’s acquisition, and accreting the liability until it is settled. There are timing differences between the ARO-related accretion and depreciation amounts being recorded pursuant to GAAP and the recognition of depreciation expense for legal asset removal costs that we are currently recovering in rates. These timing differences are recorded as a reduction to “Regulatory liabilities—Accrued asset removal costs” in accordance with ASC Topic 980. We do not have any assets that are legally restricted related to the settlement of asset retirement obligations.
New Accounting Pronouncements
The following tables represent accounting standards adopted by Washington Gas during the calendar year ended December 31, 2019, and other newly issued accounting standards that will be adopted by Washington Gas in the future.

ACCOUNTING STANDARDS ADOPTED IN CALENDAR YEAR 2019
Standard	Description	Date of adoption	Effect on the financial statements or other significant matters
ASU 2016-02, Leases (Topic 842), ASU 2018-01, Land Easement Practical Expedient for Transition to Topic 842, ASU 2018-11, Targeted Improvements, and ASU 2018-20, Narrow-Scope Improvements for Lessors, including other subsequent ASUs clarifying the guidance.

ASU 2016-02 requires recognition of a right-to-use asset and lease liability by lessees on the statement of financial position and disclosure of key information about leasing arrangements. Lessor accounting remains substantially unchanged but the standard modifies what qualifies as a sales-type and direct financing lease and eliminated real-estate specific provisions. The standard requires application using a modified retrospective approach.

ASU 2018-01 provides an optional election not to evaluate existing and expired land easements not previously accounted for as a lease.

ASU 2018-11 allows entities to elect to report comparative periods presented after adoption under the old lease standard (ASC Topic 840, Leases) and recognize a cumulative effect adjustment to the opening balance at the date of adoption. The update also provides lessors a practical expedient not requiring the separation of lease and non-lease components provided that certain conditions are met.

ASU 2018-20 allows lessors to include and exclude certain costs from variable payments. The ASU also requires lessors to allocate certain variable payments to the lease and non-lease components when the changes in facts and circumstances on which the variable payments are based occur.

January 1, 2019
Leases, with terms longer than 12 months, for which Washington Gas is the lessee have been reflected on the balance sheet by recording an increase to non- current assets and an increase to deferred credits net of the current portion that is recorded in current liabilities. Upon adoption, Washington Gas recorded lease liabilities of $58.9 million and a right-of-use asset of $43.2 million, net of lease incentives and prepaid or deferred rent balances of $15.7 million.  Washington Gas utilized the transition practical expedients which allow entities to not have to reassess whether an arrangement contains a lease and the lease classification under the provisions of ASC Topic 842, land easements, and not separating out the lease and non-lease components for certain classes of assets. As a result of the transition practical expedients, Washington Gas’ operating leases on transition are consistent with its conclusions under ASC Topic 840, Leases. Washington Gas has also elected to present prior comparative information under ASC Topic 840. See Note 3 — Leases for further information and the new required lease disclosures.

Standard	Description	Date of adoption	Effect on the financial statements or other significant matters
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted improvements to Accounting for Hedging Activities and ASU 2018-16, Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes	ASU 2017-12 amends the hedge accounting and recognition requirements by expanding an entity’s ability to hedge non-financial and financial risk components and reduce the complexity in fair value hedges of interest rate risk. Additionally, this standard eliminates the requirement to separately measure and disclose the ineffective portion of the hedge with the entire change in the fair value of a hedging instrument to be presented in the same statement of operations line as the hedged item. Early adoption is permitted.

ASU 2018-16 adds the OIS rate based on SOFR as a fifth U.S. benchmark interest rate for hedge accounting purposes. This standard should be adopted in conjunction with ASU 2017-12 if not early adopted.
		January 1, 2019	The adoption of this ASU did not have an impact to our financial statements. The guidance will only have an impact on new transactions that are entered into and where hedge accounting is elected.
ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force)	The update aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements to capitalize implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). Capitalized implementation costs should be presented in the statement of financial position as a prepaid expense and amortized over the term of the hosting arrangement, presented in the statements of operations in the same line items as prepayment of fees associated with the hosting arrangement. The updates in this standard may be applied on a prospective or retrospective basis. Early adoption is permitted.	January 1, 2019	We early adopted this standard on a prospective basis. The adoption of this ASU did not have a material effect on our financial statements.

OTHER NEWLY ISSUED ACCOUNTING STANDARDS
Standard	Description	Required date of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, including other subsequent ASUs further amending and clarifying the guidance.	For credit losses on financial instruments measured at amortized cost, this standard changes the current incurred loss impairment methodology to an expected loss methodology and requires consideration of a broader range of reasonable and supportable information to determine credit loss estimates. In addition, entities may make a one-time irrevocable election on certain eligible financial instruments to elect fair value treatment on an instrument-by-instrument basis. Early adoption is permitted.	January 1, 2020	Cash equivalents, trade accounts receivable, unbilled revenue, and contract assets are within the scope of the new standard. We will make a one-time election to measure our cash equivalents at fair value. We analyzed our current methodology to recognize estimated credit losses and we will be making adjustments to our current methodology at adoption to meet the requirements of the new standard. These changes are not expected to have a material effect on our financial statements.
ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement	This update modifies the disclosure requirements on fair value measurements. Early adoption is permitted.	January 1, 2020	It is not expected that the adoption of this standard will have a material effect on our financial statements.
ASU 2019-01, Leases (Topic 842) Codification Improvements	This update addresses the determination of the fair value of the underlying asset by lessors that are not manufacturers or dealers, provides guidance for the presentation of the statement of cash flows for sales-type and direct financing leases, and clarifies transition disclosures related to the adoption of ASC 842.	January 1, 2020	It is not expected that the adoption of this standard will have a material effect on our financial statements.
ASU 2018-14, Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans	This standard modifies the disclosure requirements related to defined benefit pension and other postretirement plans. Early adoption is permitted.	December 31, 2020	It is not expected that the adoption of this standard will have a material effect on our financial statements.
ASU 2019-12, Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes	As part of FASB's Simplification Initiative, this standard amends ASC Topic 740 by removing certain exceptions to the general principles and clarifying and amending other current guidance.	January 1, 2021	We are in the process of evaluating the impact the adoption of this standard will have on our financial statements.

Asset Retirement Obligation and Environmental Cost [Policy Text Block]
We are subject to federal, state and local laws and regulations related to environmental matters. These laws and regulations may require expenditures over a long time frame to control environmental effects. Almost all of the environmental liabilities we have recorded are for costs expected to be incurred to remediate sites where we or a predecessor affiliate operated manufactured gas plants (MGPs). Estimates of liabilities for environmental response costs are difficult to determine with precision because of the various factors that can affect their ultimate level. These factors include, but are not limited to, the following:
•the complexity of the site;
•changes in environmental laws and regulations at the federal, state and local levels;
•the number of regulatory agencies or other parties involved;
•new technology that renders previous technology obsolete or experience with existing technology that proves ineffective;
•the level of remediation required; and
•variations between the estimated and actual period of time that must be dedicated to respond to an environmentally-contaminated site.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Managing Price Risk. To manage price risk associated with acquiring natural gas supply for utility customers, Washington Gas enters into physical and financial derivative transactions in the form of forward, option and other contracts, as authorized by its regulators. Any gains and losses associated with these derivatives are recorded as regulatory liabilities or assets, respectively, to reflect the rate treatment for these economic hedging activities.
Managing Interest-Rate Risk. Washington Gas may utilize derivative instruments that are designed to minimize the risk of interest-rate volatility associated with planned issuances of debt securities. Any gains and losses associated with these types of derivatives are recorded as regulatory liabilities or assets, respectively, and amortized in accordance with regulatory requirements, typically over the life of the related debt. At December 31, 2019 and 2018, Washington Gas does not have any interest rate swaps in derivatives.

Derivatives, Offsetting Fair Value Amounts, Policy [Policy Text Block]	We are exposed to credit risk from derivative instruments with wholesale counterparties, which is represented by the fair value of these instruments at the reporting date. We actively monitor and work to minimize counterparty concentration risk through various practices.
Fair Value Measurement
We measure the fair value of our financial assets and liabilities using a combination of the income and market approaches in accordance with ASC Topic 820. These financial assets and liabilities primarily consist of derivatives recorded on our balance sheet under ASC Topic 815 and short-term investments, commercial paper and long-term debt outstanding required to be disclosed at fair value. Under ASC Topic 820, fair value is defined as the exit price, representing the amount that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To value our financial instruments, we use market data or assumptions that market participants would use, including assumptions about credit risk (both our own credit risk and the counterparty’s credit risk) and the risks inherent in the inputs to valuation.
We enter into derivative contracts in the futures and over-the-counter (OTC) wholesale and retail markets. These markets are the principal markets for the respective wholesale and retail contracts. Our relevant market participants are our existing counterparties and others who have participated in energy transactions at our delivery points. These participants have access to the same market data as Washington Gas. Valuations are generally based on pricing service data or indicative broker quotes depending on the market location. We measure the net credit exposure at the counterparty level where the right to set-off exists. The net exposure is determined using the mark-to-market exposure adjusted for collateral, letters of credit and parent guarantees. We use published default rates from Standard & Poor’s Ratings Services and Moody’s Investors Service as inputs for determining credit adjustments.
ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy under ASC Topic 820 are described below:
Level 1.  Level 1 of the fair value hierarchy consists of assets or liabilities that are valued using observable inputs based upon unadjusted quoted prices in active markets for identical assets or liabilities at the reporting date. Washington Gas did not have any Level 1 derivatives at December 31, 2019 or 2018.
Level 2.  Level 2 of the fair value hierarchy consists of assets or liabilities that are valued using directly or indirectly observable inputs either corroborated with market data or based on exchange traded market data. Level 2 includes fair values based on industry-standard valuation techniques that consider various assumptions: (i) quoted forward prices, including the use of mid-market pricing within a bid/ask spread; (ii) discount rates; (iii) implied volatility and (iv) other economic factors. Substantially all of these assumptions are observable throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the relevant market. At December 31, 2019 and 2018, Level 2 financial assets and liabilities included energy-related physical and financial derivative transactions such as forward, option and other contracts for deliveries at active market locations.
Level 3.  Level 3 of the fair value hierarchy consists of assets or liabilities that are valued using significant unobservable inputs at the reporting date. These unobservable assumptions reflect our assumptions about estimates that market participants would use in pricing the asset or liability, including natural gas basis prices and annualized volatilities of natural gas prices. A significant change to any one of these inputs in isolation could result in a significant upward or downward fluctuation in the fair value measurement. These inputs may be used with industry standard valuation methodologies that result in our best estimate of fair value for the assets or liabilities at the reporting date.
Our Commodity and Market Risk (C&MR) Group determines the valuation policies and procedures. The C&MR Group reports to AltaGas’ Vice President of Commodity Risk. In accordance with Washington Gas valuation policy, we may utilize a variety of valuation methodologies to determine the fair value of Level 3 derivative contracts, including internally developed valuation inputs and pricing models. The prices used in our valuations are corroborated using multiple pricing sources, and we periodically conduct assessments to determine whether each valuation model is appropriate for its intended purpose. The C&MR Group also evaluates changes in fair value measurements on a daily basis.

Revenue from Contract with Customer
The Company adopted ASU 2014-09, Revenue from Contracts with Customers (ASC 606) and subsequent ASUs clarifying the guidance on October 1, 2018, using the modified retrospective method of adoption. Under this approach, prior year results are not required to be restated. Adoption of this standard did not change the timing or pattern of revenue recognition and a cumulative-effect adjustment was not recorded upon adoption. As a result, comparative disclosures for operating results for calendar year 2018 is not applicable because implementing the new standard did not change the timing or pattern of revenue recognition.
The Company recognizes revenue from contracts with customers to depict the transfer of goods or services to customers at an amount it expects to be entitled to in exchange for those goods or services. Washington Gas sells natural gas and distribution services to residential, commercial, industrial and governmental customers through regulated tariff rates approved by regulatory commissions in the jurisdictions where it operates. Customers are billed monthly based on regular meter readings. Customer billings are based on two main components: (i) a fixed service fee and (ii) a variable fee based on usage. For customers who choose to purchase their natural gas from Washington Gas, the bill will include a usage based charge for the cost of the commodity. Revenue is recognized over time as the natural gas is delivered or as the service is performed. As meter readings are performed on a cycle basis, Washington Gas recognizes accrued revenue for any services rendered to its customers but not billed at month-end. The tariff sales are generally considered daily or “at-will” contracts as customers may cancel their service at any time (subject to notification requirements in the tariff), and revenue generally represents the amount Washington Gas is entitled to invoice. There are certain contracts that have terms of one year or longer. For these contracts, revenue is recognized based on the amount Washington Gas is entitled to bill the customer.
Customers have the choice to purchase natural gas from competitive service providers. Washington Gas charges the competitive service providers balancing fees to manage the natural gas transportation imbalances. Where regulations require, Washington Gas issues customers a consolidated bill to include the natural gas supplied by the competitive service providers and distribution of natural gas. Washington Gas recognizes revenue only for distribution services that it has provided to the customer, and the balancing fees for the services provided to the competitive service provider.
Regulated Operations	Washington Gas accounts for its regulated operations in accordance with ASC Topic 980. This standard includes accounting principles for companies whose rates are determined by independent third-party regulators. When setting rates, regulators may require us to record expense in different periods than may be appropriate for unregulated enterprises. When this occurs, Washington Gas defers the associated costs as assets (regulatory assets) on its balance sheet and records them as expenses on its statements of operations as it collects the revenues designed to recover these costs through customers’ rates. Further, regulators can also impose liabilities upon a company for gains previously realized or for amounts previously collected from customers for expenses expected to be incurred in the future (regulatory liabilities).When Washington Gas files a request with certain regulatory commissions to modify customers’ rates, it may be permitted to charge customers new rates, subject to refund, until the regulatory commission renders a final decision on the amount of the authorized change in rates. During this interim period, Washington Gas records a provision for a rate refund regulatory liability based on the difference between the amount it collects in rates and the amount it expects to recover from a final regulatory decision. Similarly, Washington Gas periodically records provisions for rate refunds related to other transactions. Actual results for these regulatory contingencies are often difficult to predict and could differ significantly from the estimates reflected in the financial statements.
Debt	Washington Gas satisfies the short-term financing requirements through the sale of commercial paper, financing arrangements with third-party lenders, or through bank borrowings. Due to the seasonal nature of our operations, short-term financing requirements can vary significantly during the year. Revolving credit agreements are maintained to support outstanding commercial paper and to permit short-term borrowing flexibility. The policy of Washington Gas is to maintain bank credit facilities in amounts equal to or greater than the expected maximum commercial paper position.